AB Municipal Income Fund II

AB Arizona Portfolio

Portfolio of Investments

August 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.0%
Long-Term Municipal Bonds – 98.0%
Arizona – 81.5%
Arizona Department of Transportation State Highway Fund Revenue Series 2013A 5.00%, 07/01/2037 (Pre-refunded/ETM)	$3,000	$3,262,980
Arizona Department of Transportation State Highway Fund Revenue Series 2011A 5.25%, 07/01/2029 (Pre-refunded/ETM)	1,500	1,563,090
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease) Series 2006 5.00%, 07/01/2026	1,000	1,003,770
Arizona Health Facilities Authority (HonorHealth) Series 2014A 5.00%, 12/01/2034	3,000	3,404,820
Arizona Industrial Development Authority Series 20192 - Class A 3.625%, 05/20/2033	1,065	1,110,222
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) 4.00%, 11/01/2045	1,000	1,145,170
Arizona Industrial Development Authority (North Carolina Central University Project) BAM 5.00%, 06/01/2058	2,300	2,680,328
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) 5.00%, 02/01/2037	1,500	1,906,155
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020A 4.00%, 07/15/2050(a)	600	559,068
Arizona Industrial Development Authority (Provident Group - EMU Properties LLC) Series 2018 5.00%, 05/01/2043-05/01/2048	2,100	2,132,812
Arizona State University Series 2014 5.00%, 08/01/2033	2,050	2,343,867
City of Buckeye AZ (Town of Buckeye AZ Excise Tax) Series 2015 5.00%, 07/01/2035	3,450	4,133,445
City of Glendale AZ Water & Sewer Revenue Series 2012 5.00%, 07/01/2028	2,000	2,161,480
City of Mesa AZ Series 2013 5.00%, 07/01/2032 (Pre-refunded/ETM)	5,000	5,433,500
City of Mesa AZ Utility System Revenue Series 2016 4.00%, 07/01/2032	1,000	1,147,150

	Principal Amount (000)	U.S. $ Value
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Lease) Series 2019A 4.00%, 07/01/2045	$2,150	$2,253,200
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) 5.00%, 07/01/2049	2,500	2,990,800
Series 2017A 5.00%, 07/01/2033	750	901,425
City of Tempe AZ (City of Tempe AZ Excise Tax) Series 2016 5.00%, 07/01/2030	520	646,433
City of Tucson AZ Water System Revenue Series 2012 5.00%, 07/01/2028 (Pre-refunded/ETM)	500	543,830
5.00%, 07/01/2029 (Pre-refunded/ETM)	1,860	2,023,048
County of Pinal AZ Series 2014 5.00%, 08/01/2032	2,840	3,275,912
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2036	1,000	1,051,120
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039	1,000	1,049,650
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax) Series 2012C 5.00%, 07/01/2038	2,500	2,731,425
Industrial Development Authority of the City of Phoenix (The) Series 2012 6.00%, 07/01/2032 (Pre-refunded/ETM)	250	261,380
Industrial Development Authority of the City of Phoenix (The) (Downtown Phoenix Student Housing LLC) Series 2018A 5.00%, 07/01/2037-07/01/2042	2,250	2,391,945
Industrial Development Authority of the City of Phoenix (The) (JMF-Higley 2012 LLC) Series 2012 5.00%, 12/01/2032	2,500	2,730,425
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2016A 5.00%, 01/01/2033-01/01/2035	3,400	4,091,998
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 07/01/2052(a)	830	934,074
Maricopa County Industrial Development Authority (GreatHearts Arizona Obligated Group) Series 2017A 5.00%, 07/01/2037	750	891,885

	Principal Amount (000)	U.S. $ Value
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy) Series 2016 5.00%, 07/01/2036-07/01/2047	$2,450	$2,699,776
Maricopa County Special Health Care District Series 2018C 5.00%, 07/01/2034-07/01/2036	4,700	5,781,126
McAllister Academic Village LLC (Arizona State University) Series 2016 5.00%, 07/01/2037	2,500	2,975,850
Northern Arizona University BAM Series 2015 5.00%, 06/01/2034	1,000	1,156,820
Pinal County Industrial Development Authority (Florence West Prison Expansion LLC) ACA Series 2006A 5.25%, 10/01/2022	1,400	1,401,778
Salt River Project Agricultural Improvement & Power District Series 2012A 5.00%, 12/01/2029	1,500	1,620,315
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	2,500	3,414,275
5.25%, 12/01/2022-12/01/2023	1,165	1,300,274
Student & Academic Services LLC (Northern Arizona University) BAM Series 2014 5.00%, 06/01/2044	1,200	1,367,208
Tempe Industrial Development Authority (Friendship Village of Tempe) 5.00%, 12/01/2054	815	791,528
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017A 6.125%, 10/01/2047(a)	400	411,408
University of Arizona (The) Series 2014 5.00%, 08/01/2033	3,765	4,304,713
Western Maricopa Education Center District No. 402 Series 2014B 4.50%, 07/01/2033-07/01/2034	3,940	4,386,419

		94,367,897

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	215	238,656

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	225	283,277

	Principal Amount (000)	U.S. $ Value

California – 0.4%
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	$465	$477,964

Delaware – 0.5%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2036	520	588,151

Florida – 1.0%
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2015 5.00%, 06/01/2035	1,000	1,127,820

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 01/01/2056	200	241,028

Guam – 1.7%
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	775	875,169
Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2040	875	1,007,206
Territory of Guam 5.00%, 11/15/2031	100	105,084

		1,987,459

Illinois – 2.9%
Chicago Board of Education Series 2018A 5.00%, 12/01/2031	335	383,099
Cook County Forest Preserve District Series 2012C 5.00%, 12/15/2032	2,360	2,518,852
Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	415	466,377

		3,368,328

Indiana – 0.2%
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020A 3.00%, 11/01/2030	100	103,020
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	145	136,296

		239,316

Kentucky – 1.0%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.25%, 06/01/2041	1,000	1,120,510

	Principal Amount (000)	U.S. $ Value

Louisiana – 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015A 6.25%, 11/15/2045	$500	$519,695
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 07/01/2040(a)	100	118,718

		638,413

Michigan – 0.1%
City of Detroit MI 5.00%, 04/01/2036	50	52,440

New York – 0.6%
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 07/01/2028	700	721,805

North Carolina – 0.7%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	300	291,816
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	500	526,135

		817,951

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	320	322,400

Puerto Rico – 1.6%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	100	109,037
NATL Series 2007V 5.25%, 07/01/2029	100	102,763
Puerto Rico Highway & Transportation Authority AGC Series 2007C 5.50%, 07/01/2031	140	155,676
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	335	363,469
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	345	356,212

	Principal Amount (000)	U.S. $ Value
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	$100	$104,861
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	130	103,059
Series 2019A 4.329%, 07/01/2040	105	109,989
5.00%, 07/01/2058	375	399,450

		1,804,516

South Carolina – 0.6%
South Carolina Public Service Authority Series 2016B 5.00%, 12/01/2041	620	732,102

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	165	157,780

Texas – 3.3%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	290	306,582
North Texas Tollway Authority (North Texas Tollway System) Series 2015A 5.00%, 01/01/2034	1,000	1,161,680
Series 2015B 5.00%, 01/01/2034	1,300	1,511,380
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 06/30/2040	840	844,032

		3,823,674

Washington – 0.3%
Kalispel Tribe of Indians Series 2018B 5.25%, 01/01/2038(a) (b)	225	251,487
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019A 5.00%, 01/01/2055(a)	100	100,205

		351,692

Total Municipal Obligations (cost $107,482,520)		113,463,179

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.08%(c) (d) (e) (cost $530,914)	530,914	$530,914

Total Investments – 98.5% (cost $108,013,434)(f)		113,994,093
Other assets less liabilities – 1.5%		1,764,506

Net Assets – 100.0%		$115,758,599

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,840	01/15/2028	1.230%	CPI#	Maturity	$139,488	$—	$139,488
USD	2,140	01/15/2028	0.735%	CPI#	Maturity	193,805	—	193,805
USD	800	01/15/2030	1.587%	CPI#	Maturity	24,507	—	24,507
USD	800	01/15/2030	1.572%	CPI#	Maturity	25,831	—	25,831
USD	435	01/15/2030	1.731%	CPI#	Maturity	6,366	—	6,366
USD	435	01/15/2030	1.714%	CPI#	Maturity	7,192	—	7,192

						$397,189	$—	$397,189

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,680	08/09/2022	3 Month LIBOR	1.486%	Quarterly/ Semi-Annual	$143,943	$—	$143,943
USD	3,500	10/15/2024	3 Month LIBOR	1.582%	Quarterly/ Semi-Annual	207,882	—	207,882
USD	376	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	18,003	—	18,003
USD	844	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	42,597	—	42,597
USD	1,245	10/09/2029	3 Month LIBOR	1.473%	Quarterly/ Semi-Annual	99,601	—	99,601

						$512,026	$—	$512,026

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	3,677	09/20/2020	2.263%	CPI#	Maturity	$(70,999)	$—	$(70,999)
Barclays Bank PLC	USD	3,497	10/15/2020	2.208%	CPI#	Maturity	(57,434)	—	(57,434)
Barclays Bank PLC	USD	1,883	10/15/2020	2.210%	CPI#	Maturity	(31,022)	—	(31,022)
Citibank, NA	USD	2,540	10/17/2020	2.220%	CPI#	Maturity	(42,227)	—	(42,227)

							$(201,682)	$—	$(201,682)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,675	10/09/2029	1.120%	SIFMA*	Quarterly	$(93,237)	$—	$(93,237)
Citibank, NA	USD	1,675	10/09/2029	1.125%	SIFMA*	Quarterly	(94,080)	—	(94,080)

							$(187,317)	$—	$(187,317)

#	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the aggregate market value of these securities amounted to $3,497,551 or 3.0% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,616,685 and gross unrealized depreciation of investments was $(1,115,810), resulting in net unrealized appreciation of $6,500,875.

As of August 31, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.6% and 0.0%, respectively.

Glossary:
ACA – ACA Financial Guaranty Corporation
AGC – Assured Guaranty Corporation
AGM – Assured Guaranty Municipal
BAM – Build American Mutual
ETM – Escrowed to Maturity
LIBOR – London Interbank Offered Rate
NATL – National Interstate Corporation

AB Municipal Income Fund II

AB Arizona Portfolio

August 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long term Long-Term Municipal Bonds	$—	$113,463,179	$—	$113,463,179
Short-Term Investments	530,914	—	—	530,914

Total Investments in Securities	530,914	113,463,179	—	113,994,093
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	397,189	—	397,189
Centrally Cleared Interest Rate Swaps	—	512,026	—	512,026
Liabilities:
Inflation (CPI) Swaps	—	(201,682)	—	(201,682)
Interest Rate Swaps	—	(187,317)	—	(187,317)

Total	$530,914	$113,983,395	$—	$114,514,309

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2020 is as follows:

Fund	Market Value 05/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,018	$3,647	$6,134	$531	$1